Significant accounting estimates, assumptions and judgments	9 Months Ended
Sep. 30, 2023
Significant Accounting Estimates, Assumption, and Adjustments [Abstract]
Significant accounting estimates, assumptions and judgments	Significant accounting estimates, assumptions and judgments
The preparation of the Group’s interim condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent assets and liabilities. The reported amounts that result from making estimates and assumptions, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.
The significant accounting estimates, assumptions and judgments applied in preparing these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2022, as well as the Group's interim condensed consolidated financial statements for the six months ended June 30, 2023.
3.1. Judgments
In the process of applying the Group’s accounting policies, no significant changes have occurred compared to the judgements disclosed in the Group’s consolidated annual financial statements for the year ended December 31, 2022, as well as the Group's interim condensed consolidated financial statements for the six months ended June 30, 2023.
3.2. Estimates and assumptions
In the process of applying the Group’s accounting policies, no significant changes have occurred compared to the estimates and assumptions disclosed in Group’s consolidated annual financial statements for the year ended December 31, 2022, as well as the Group's interim condensed consolidated financial statements for the six months ended June 30, 2023.